Operations - Risks in relation to the VIE structure (Details) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2021 CNY (¥)
Variable Interest Entity [Line Items]
Cash and cash equivalents		¥ 10,249,382		¥ 7,191,821	¥ 10,172,584	$ 1,404,160
Time deposits		3,588,475		5,194,891		491,619
Restricted cash		50,000		50,000		6,850
Accounts receivable, net		1,226,875		1,573,900		168,081
Amount due from related parties		786,677		790,574		107,774
Prepayments and other current assets		1,148,111		1,272,788		157,291
Short-term investments		2,706,535		2,653,065		370,794
Long-term investments, net		3,911,592		4,366,632		535,886
Other non-current assets		529,146		885,342		72,493
Total assets		32,698,500		33,159,067		4,479,677
Accounts payable		4,801,416		4,333,730		657,791
Salary and welfare payables		1,599,482		1,219,355		219,128
Taxes payable		428,932		345,250		58,763
Deferred revenue		3,802,307		2,954,088		520,914
Accrued liabilities and other payables		2,554,281		1,780,623		349,935
Amounts due to related parties		4,549		14,896		623
Other long-term payable		567,631		650,459		77,765
Total liabilities		18,594,587		18,754,800		2,547,447
Total Bilibili Inc's shareholders' deficit		14,108,397		14,391,900		1,932,844
Noncontrolling interests		(4,484)		12,367		(614)
Total shareholders' equity		14,103,913		14,404,267	15,239,587	1,932,230	¥ 21,716,066
Total liabilities and shareholders' equity		32,698,500		33,159,067		$ 4,479,677
Total revenues		26,831,525	$ 3,675,904	22,527,987	21,899,167
(Loss)/profit from non-operations		(1,343,969)	(184,122)	(5,064,187)	(8,357,944)
(Loss)/ profit before income tax expenses		(1,400,195)	(191,825)	(4,733,008)	(7,403,508)
Income tax (expense)/benefit		36,544	5,007	(78,705)	(104,145)
Net loss		(1,363,651)	(186,818)	(4,811,713)	(7,507,653)
Net loss/(profit) attributable to noncontrolling interests		16,851	2,309	(10,608)	10,640
Net (loss)/profit attributable to Bilibili Inc.'s shareholders		(1,346,800)	(184,509)	(4,822,321)	(7,497,013)
Net cash provided by operating activities		6,014,900	824,032	266,622	(3,911,370)
Purchase of short-term investments		(36,969,524)	(5,064,804)	(13,547,650)	(70,578,711)
Maturities of short-term investments		37,007,903	5,070,062	16,328,255	81,698,532
Placements of time deposits		(5,833,946)	(799,247)	(9,961,925)	(10,245,026)
Maturities of time deposits		7,486,732	1,025,678	9,690,806	13,909,967
Net cash used in investing activities		(138,087)	(18,917)	1,762,148	10,609,218
Net cash provided by/(used in) financing activities		(2,825,383)	$ (387,076)	(5,074,685)	(4,354,919)
Assets of VIE's used to settle obligations of respective VIE's registered capital		544,000		501,800
Assets of VIE's used to settle obligations of respective VIE's non-distributable statutory reserves		34,800		31,400
Related Party [Member]
Variable Interest Entity [Line Items]
Amounts due from Group companies		786,677		790,574
Amounts due to the Group companies	[1]	4,549		14,896
Consolidated VIEs without recourse to the primary beneficiary
Variable Interest Entity [Line Items]
Cash and cash equivalents		2,108,946		1,893,282
Time deposits		21,560		4,259
Restricted cash		50,000		50,000
Accounts receivable, net		623,464		800,158
Prepayments and other current assets		382,386		477,430
Short-term investments		537,432		206,811
Long-term investments, net		1,714,647		1,633,932
Other non-current assets		4,647,176		5,216,774
Total assets		10,635,544		10,770,471
Accounts payable		3,650,374		3,320,121
Salary and welfare payables		426,568		310,062
Taxes payable		135,235		123,728
Short-term loans		600,000		600,000
Deferred revenue		2,727,174		2,116,463
Accrued liabilities and other payables		895,670		619,556
Other long-term payable		400,630		302,203
Total liabilities		19,202,838		20,038,653
Total Bilibili Inc's shareholders' deficit		(8,575,962)		(9,279,384)
Noncontrolling interests		8,668		11,202
Total shareholders' equity		(8,567,294)		(9,268,182)
Total liabilities and shareholders' equity		10,635,544		10,770,471
Total revenues		18,310,637		15,633,059	16,074,746
Total costs and expenses		(17,975,676)		(16,456,260)	(19,582,407)
(Loss)/profit from non-operations		243,418		(263,022)	(268,584)
(Loss)/ profit before income tax expenses		578,379		(1,086,223)	(3,776,245)
Income tax (expense)/benefit		45,147		(31,321)	(89,660)
Net loss		623,526		(1,117,544)	(3,865,905)
Net loss/(profit) attributable to noncontrolling interests		17,135		(9,587)	9,088
Net (loss)/profit attributable to Bilibili Inc.'s shareholders		640,661		(1,127,131)	(3,856,817)
Net cash provided by operating activities		4,045,824		1,890,381	913,694
Purchase of short-term investments		(8,204,894)		(1,126,000)	(7,335,115)
Maturities of short-term investments		7,873,769		1,126,500	7,970,552
Placements of time deposits		(28,500)		(5,701)	(1,270)
Maturities of time deposits		11,424		5,701	4,444
Other investing activities		(1,091,578)		(944,970)	(2,188,712)
Net cash used in investing activities		(1,439,779)		(944,470)	(1,550,101)
Other financing activities		(698,000)		92,265	0
Net cash provided by/(used in) financing activities		(2,398,509)		(603,605)	1,884,890
Consolidated VIEs without recourse to the primary beneficiary | Third-party
Variable Interest Entity [Line Items]
Total revenues		17,393,878		14,642,361	14,876,639
Total costs and expenses		(16,539,124)		(15,591,936)	(18,436,865)
Net cash provided by operating activities		4,815,447		828,787	(2,339,697)
Consolidated VIEs without recourse to the primary beneficiary | Inter-company
Variable Interest Entity [Line Items]
Total revenues		916,759		990,698	1,198,107
Consolidated VIEs without recourse to the primary beneficiary | Inter-company | Consulting and services charges
Variable Interest Entity [Line Items]
Total costs and expenses		(1,282,159)		(581,599)	(726,875)
Consolidated VIEs without recourse to the primary beneficiary | Other inter-company
Variable Interest Entity [Line Items]
Total costs and expenses		(154,393)		(282,725)	(418,667)
Consolidated VIEs without recourse to the primary beneficiary | Group companies
Variable Interest Entity [Line Items]
Amounts due from Group companies		532,700		484,413
Amounts due to the Group companies		10,362,724		12,631,675
Net cash provided by operating activities		(129,306)		1,822,310	3,863,991
Investments and loans from/(to) Group companies		(1,700,509)		(695,870)	1,884,890
Consolidated VIEs without recourse to the primary beneficiary | Group companies | Consulting and services charges
Variable Interest Entity [Line Items]
Net cash provided by operating activities		(640,317)		(760,716)	¥ (610,600)
Consolidated VIEs without recourse to the primary beneficiary | Related Party [Member]
Variable Interest Entity [Line Items]
Amount due from related parties		17,233		3,412
Amounts due to related parties		¥ 4,463		¥ 14,845

[1]	The balances as of December 31, 2023 mainly represent considerations related to long-term investments, which are non-trade in nature. The balances as of December 31, 2024 mainly represent the payables in trade nature.